Note 11 - Related Party Transactions (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	May 31, 2017
Statement Line Items [Line Items]
Services to be received, related party transactions, maximum			$ 300,000
Services received, related party transactions	$ 143,000	$ 122,000